PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2013
PRC CONTRIBUTION PLAN
PRC CONTRIBUTION PLAN

19.                PRC CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were $8,405, $11,626 and $17,250 for the years ended December 31, 2011, 2012 and 2013, respectively.